LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.05%
INVESTMENT COMPANIES–84.05%
Equity Funds–34.11%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,914,626	$38,857,791
LVIP SSGA S&P 500 Index Fund	5,204,182	156,036,987
LVIP SSGA Small-Cap Index Fund	774,660	25,950,352
		220,845,130
Fixed Income Fund–29.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	18,565,592	193,360,636
		193,360,636
International Equity Fund–20.08%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,098,685	129,976,702
		129,976,702
Total Affiliated Investments (Cost $393,927,716)		544,182,468

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.99%
INVESTMENT COMPANIES–15.99%
Fixed Income Fund–9.96%
Schwab US TIPS ETF	1,202,526	$64,491,469
		64,491,469
International Equity Fund–6.03%
iShares Core MSCI Emerging Markets ETF	679,782	39,026,285
		39,026,285
Total Unaffiliated Investments (Cost $93,224,962)		103,517,754

TOTAL INVESTMENTS–100.04% (Cost $487,152,678)	647,700,222
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(228,309)
NET ASSETS APPLICABLE TO 37,223,754 SHARES OUTSTANDING–100.00%	$647,471,913

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.05%@
Equity Funds-34.11%@
✧✧LVIP SSGA Mid-Cap Index Fund	$35,562,769	$3,739,584	$3,518,133	$296,195	$2,777,376	$38,857,791	2,914,626	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	142,366,387	13,936,449	19,245,897	5,528,950	13,451,098	156,036,987	5,204,182	—	—
✧✧LVIP SSGA Small-Cap Index Fund	23,798,258	2,605,223	2,346,923	48,227	1,845,567	25,950,352	774,660	—	—
Fixed Income Fund-29.86%@
✧✧LVIP SSGA Bond Index Fund	178,788,626	15,441,846	8,478,631	(1,491,630)	9,100,425	193,360,636	18,565,592	—	—
International Equity Fund-20.08%@
✧✧LVIP SSGA International Index Fund	120,435,257	4,755,021	9,291,266	719,545	13,358,145	129,976,702	11,098,685	—	—
Total	$500,951,297	$40,478,123	$42,880,850	$5,101,287	$40,532,611	$544,182,468		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP SSGA Moderate Index Allocation Fund–2